Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans
11.	EMPLOYEE BENEFIT PLANS

401(k) Plan

The Company has a 401(k) plan to provide retirement benefits for eligible employees. Under this plan, each employee reaching the age of eighteen and having completed at least three months of service in any one twelve-month period, beginning with such employee’s date of employment, can elect to be a participant in the retirement plan. All participants are fully vested upon entering the plan. The Company contributes an amount equal to three percent of an employee’s compensation regardless of the employee’s contributions and makes matching contributions equal to fifty percent of the first six percent of an employee’s compensation contributed to the Plan. For the years ended December 31, 2013, 2012 and 2011, expense attributable to the plan amounted to $1.3 million, $1.1 million and $970,000, respectively.

Supplemental Executive Retirement Benefits — Officers and Directors

The Company has supplemental retirement benefit agreements with certain officers. The present value of the estimated future benefits is accrued over the required service periods. At December 31, 2013 and 2012, the accrued liability for these agreements amounted to $4.5 million and $3.5 million, respectively.

The Company also has a Supplemental Executive Retirement Plan for certain directors which provide for a defined benefit obligation, based on the director’s final average compensation. The plan is unfunded for tax purposes. The Company doesn’t expect to make any contributions to the plan in 2014. Information pertaining to the activity in the plan is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—	$—
Employer contribution	—	302	—
Benefit payments	—	(302)	—

Fair value of plan assets at end of year	—	—	—

Change in benefit obligation:
Benefit obligation at beginning of year	1,091	1,245	828
Service cost	85	91	87
Interest cost	35	42	43
Benefit payments	—	(302)	—
Actuarial (gain) loss	(137)	15	287

Benefit obligation at end of year	1,074	1,091	1,245

Funded status at end of year	$(1,074)	$(1,091)	$(1,245)

Accrued benefit obligation at end of year	$(1,074)	$(1,091)	$(1,245)

Accumulated benefit obligation at end of year	$(1,000)	$(1,006)	$(1,153)

The assumptions used to determine benefit obligations are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	4.00%	3.50%	4.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72

The components of net periodic benefit cost are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$85	$91	$87
Interest cost	35	42	43
Recognition of prior service cost	28	28	28
Amortization of unrecognized loss	61	68	—

	$209	$229	$158

The assumptions used to determine net periodic benefit costs are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.50%	4.25%	5.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72

For the directors’ plan, the expected future benefit payments are $833,000 in 2015 and $561,000 in 2019 through 2023.

Supplemental executive retirement benefit expense for officers and directors amounted to $1.2 million, $1.0 million and $791,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Long-Term Health Care Plan

The Company provides long-term health care policies for certain directors and executives. The plan is unfunded and has no assets. Information pertaining to activity in the plan is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—	$—
Employer contribution	48	44	44
Benefit payments	(48)	(44)	(44)

Fair value of plan assets at end of year	—	—	—

Change in benefit obligation:
Benefit obligation at beginning of year	801	759	737
Interest cost	24	30	33
Benefit payments	(48)	(44)	(44)
Actuarial (gain) loss	(45)	56	33

Benefit obligation at end of year	732	801	759

Funded status at end of year	$(732)	$(801)	$(759)

Accumulated benefit obligation at end of year	$(732)	$(801)	$(759)

The assumptions used to determine benefit obligations are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.78%	3.06%	4.06%
Rate of premium increases	4.00%	4.00%	4.00%

The components of net periodic benefit cost are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$—	$—	$—
Interest cost	24	30	33
Recognition of prior service cost	17	18	18
Recognized net actuarial loss	5	26	—

	$46	$74	$51

The assumptions used to determine net periodic benefit costs are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.06%	4.06%	4.67%
Rate of premium increases	4.00%	4.00%	4.00%

The expected future contributions and benefit payments for this plan are as follows:

Year Ending December 31,	Amount
(In thousands)
2014	$53
2015	55
2016	58
2017	60
2018	62
2019-2023	298

Share-Based Compensation Plan

In 2008, stockholders of the Company approved the 2008 Equity Incentive Plan (the “Equity Incentive Plan”). The Equity Incentive Plan provides for the award of up to 1,449,000 shares of common stock pursuant to grants of restricted stock awards, incentive stock options, non-qualified stock options and stock appreciation rights (“SARs”); provided, however, that no more than 1,035,000 shares may be issued or delivered in the aggregate pursuant to the exercise of stock options or stock appreciation rights and no more than 414,000 shares may be issued or delivered pursuant to restricted stock awards. As of December 31, 2013, there were 35,520 restricted stock awards and 62,450 stock options that remain available for future grants.

As of December 31, 2009, the Company had repurchased 414,000 shares of the Company’s common stock at a cost of $3.7 million through a stock repurchase program to fund restricted awards under the plan. Pursuant to terms of the Equity Incentive Plan, the Board of Directors has granted stock options and restricted shares to employees and directors. The options may be treated as stock appreciation rights that are settled in stock at the option of the vested participant. All of the awards granted to date vest evenly over a five year period from the date of the grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes Option-Pricing Model. The expected volatility is based on historical volatility of the stock price. The dividend yield assumption is based on the Company’s expectation of dividend payouts. The Company uses historical employee turnover data to determine the expected forfeiture rate in the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the date of grant.

The Company utilized the simplified method of calculating the expected term of the options granted in 2011, 2012 and 2013 because limited historical data specific to the shares exists at the present time. The simplified method is an appropriate method because the option awards are “plain vanilla” shares that are valued utilizing the Black-Scholes method. The weighted-average assumptions used for options granted during the years ended December 31, 2013, 2012 and 2011 are as follows:

	Weighted Average Assumptions
	2013	2012	2011
Expected term (years)	6.50	6.50	6.50
Expected dividend yield	0.44%	0.58%	0.62%
Expected volatility	30.94%	31.05%	29.84%
Expected forfeiture rate	—%	—%	—%
Risk-free interest rate	1.19%	1.18%	1.97%
Fair value of options granted	$5.82	$4.38	$4.07

The weighted average grant date fair value of options granted in 2013, 2012 and 2011 was $289,000, $77,000 and $208,000, respectively.

A summary of options and SARs under the plan as of December 31, 2013, and activity during the year then ended, is presented below:

	Number of Shares	Weighted - Average Exercise Price
Options outstanding at beginning of year	897,450	$9.58
Options granted	49,700	18.52
Options exercised	(3,700)	9.47
SARs exercised	(10,000)	9.43

Options outstanding at end of year	933,450	$10.06

Options exercisable at end of year	763,540	$9.42

The following table summarizes information about options outstanding and options exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted - Average Remaining Contractual Life (in years)	Weighted - Average Exercise Price	Number of Shares	Weighted - Average Remaining Contractual Life (in years)	Weighted - Average Exercise Price
$ 8.50 - 9.00	301,650	5.70	$8.90	240,300	5.70	$8.90
$ 9.00 - 9.50	509,000	4.87	9.49	496,000	4.84	9.49
$10.50 - 11.00	2,500	6.57	10.75	1,500	6.57	10.75
$11.00 - 11.50	5,000	6.48	11.13	3,000	6.48	11.13
$12.00 - 12.50	20,600	7.90	12.23	8,240	7.90	12.23
$13.00 - 13.50	25,000	7.86	13.29	7,500	7.70	13.32
$13.50 - 14.00	15,000	7.52	13.73	6,000	7.52	13.73
$16.00 - 16.50	5,000	8.95	16.30	1,000	8.95	16.30
$18.00 - 18.50	46,700	9.32	18.28	N/A	N/A	N/A
$22.00 - 22.50	3,000	9.81	22.24	N/A	N/A	N/A

	933,450	5.60		763,540	5.21

The aggregate intrinsic value, which fluctuates based on changes in the fair market value of the Company’s stock, is $11.7 million and $10.0 million for all outstanding and exercisable options, respectively, at December 31, 2013, based on a closing stock price of $22.58. The aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company’s closing stock price on the last trading day of 2013 and the weighted-average exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2013.

Shares for the exercise of stock options are expected to come from the Company’s authorized and unissued shares or treasury shares.

The following table summarizes the Company’s non-vested restricted stock activity for the year ended December 31, 2013:

	Number of Shares	Weighted - Average Grant - Date Fair Value
Non-vested restricted stock at beginning of year	119,055	$10.25
Granted	48,700	18.96
Vested	(63,895)	9.71
Forfeited	(50)	9.50

Non-vested restricted stock at end of year	103,810	14.68

The total fair value of restricted shares vested in 2013 was $1.4 million.

For the years ended December 31, 2013, 2012 and 2011, compensation expense and the related tax benefit for the plan totaled $1.2 million and 325,000, $1.2 million and $309,000 and $1.1 million and $288,000, respectively.

As of December 31, 2013, there was $2.0 million of total unrecognized compensation expense related to non-vested options and restricted shares granted under the plan. This cost is expected to be recognized over a weighted-average period of 3.3 years.

Employee Stock Ownership Plan

The Company established an ESOP for its eligible employees effective January 1, 2008 to provide eligible employees the opportunity to own Company stock. The plan is a tax-qualified retirement plan for the benefit of all Company employees. Contributions are allocated to eligible participants on the basis of compensation, subject to federal tax law limits. The ESOP acquired 828,000 shares in the stock offering with the proceeds of a loan totaling $8.3 million from the Company’s subsidiary, Meridian Interstate Funding Corporation. The loan is payable annually over 20 years at a rate of 6.5%. The loan is secured by the shares purchased, which are held in a suspense account for allocation among participants as the loan is repaid. The Company’s annual cash contributions to the ESOP at a minimum will be sufficient to service the annual debt of the ESOP. Shares used as collateral to secure the loan are released and available for allocation to eligible employees as the principal and interest on the loan is paid.

At December 31, 2013, the remaining principal balance on the ESOP debt is payable as follows:

Year Ending December 31,	Amount
(In thousands)
2014	$310
2015	330
2016	351
2017	375
2018	399
Therafter	4,985

$6,750

Shares held by the ESOP include the following:

	December 31,
	2013	2012
	(In thousands)
Allocated	207	166
Committed to be allocated	41	41
Unallocated	580	621

	828	828

The fair value of the unallocated shares was $13.1 million and $10.4 million at December 31, 2013 and 2012, respectively. Total compensation expense recognized in connection with the ESOP for 2013, 2012 and 2011 was $814,000, $606,000 and $532,000, respectively.

Bank-Owned Life Insurance

The Company is the sole owner of life insurance policies pertaining to certain employees. The Company has entered into agreements with these employees whereby the Company will pay to the employees’ estate or beneficiaries a portion of the death benefit that the Company will receive as beneficiary of such policies. These post-retirement benefits are accrued over the expected service period of the employees. Expense associated with this post-retirement benefit for the years ended December 31, 2013, 2012 and 2011 amounted to $567,000, $388,000 and $241,000, respectively.

Incentive Compensation Plan

Eligible officers and employees of the Company participate in an incentive compensation plan which is based on various factors as set forth by the Executive Committee. Incentive compensation plan expense for the years ended December 31, 2013, 2012 and 2011 amounted to $3.3 million, $3.1 million and $1.9 million, respectively.